Retirement Benefits (Details 7)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits
Assumptions Used to Determine Benefit Obligation
Discount rate	4.53%	4.12%
Initial cash balance crediting rate assumed for the next year	3.00%	2.75%
Rate to which the cash balance crediting rate is assumed to increase (the ultimate rate)	3.75%	3.50%
Year that the cash balance crediting rate reaches the ultimate rate	2021	2020
Rate of compensation increase	3.00%	3.00%
Assumptions Used to Determine Benefit Cost
Discount rate	4.12%	4.99%
Initial cash balance crediting rate assumed for the next year	2.75%	3.90%
Rate to which the cash balance crediting rate is assumed to increase (the ultimate rate)	3.50%	4.70%
Year that the cash balance crediting rate reaches the ultimate rate	2020	2019
Expected long-term return on plan assets	8.00%	8.00%
Rate of compensation increase	3.00%	3.00%
Medical and Life Benefits
Assumptions Used to Determine Benefit Obligation
Discount rate	4.47%	4.04%
Assumptions Used to Determine Benefit Cost
Discount rate	4.04%	4.90%
Expected long-term return on plan assets	7.58%	7.45%
Benefit Obligation [Member]
Defined Benefit Plan Disclosure (Table Amounts)
Initial health care cost trend rate assumed for the next year	7.00%	6.50%
Rate to which the health care cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the health care cost trend rate reaches the ultimate trend rate	2020	2019
Post-retirement Benefit Cost
Defined Benefit Plan Disclosure (Table Amounts)
Initial health care cost trend rate assumed for the next year	6.50%	6.50%
Rate to which the health care cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the health care cost trend rate reaches the ultimate trend rate	2019	2017